UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21072

Exact name of registrant
  as specified in charger:                World Insurance Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004



Registrant's telephone number,
      including area code:                (888) 826-2520

Date of fiscal year end:                  December 31st

Date of reporting period:                 June 30th


Item #1.  Reports to Stockholders.

                      Semi-Annual Report to Shareholders

                             CSI Equity Portfolio


[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                           For the Six Months Ended

                                 June 30, 2006

CSI EQUITY PORTFOLIO

Fund Expenses Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2006 and held for the six months ended June 30, 2006.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  ----------------------------------------------------------------------------
                                                                Expenses Paid
                                                                During Year*
                              Beginning Account Ending Account January 1, 2006
                                    Value           Value          through
                               January 1, 2006  June 30, 2006   June 30, 2006
  ----------------------------------------------------------------------------
  Actual                           $1,000         $1,048.03         $6.35
  ----------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)      $1,000         $1,018.75         $6.26
  ----------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

                             CSI Equity Portfolio

Portfolio Holdings, by Sector, as Percentage of Net Assets (Unaudited)
                              CSI EQUITY PORTFOLIO
           PORTFOLIO HOLDINGS BY SECTOR, AS PERCENTAGE OF NET ASSETS
                           AS OF 6/30/06 (unaudited)

                                [CHART]

Banking                                              14.31%
Beverages                                             3.59%
Computer and Peripherals                              2.88%
Computer Software/Services                            3.67%
Drug & Medical                                        6.97%
Electronics/Equipment                                 7.13%
Financial                                             5.03%
Food                                                  6.97%
Household                                             3.59%
Manufacturing                                         5.33%
Materials                                             2.19%
Multi-Media                                           1.97%
Oil                                                   7.02%
Retail                                                8.39%
Semi-conductors                                       1.56%
Telecommunications                                    3.60%
Transportation                                        7.85%
Utilities                                             3.65%


                             CSI Equity Portfolio

                             CSI EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

             Number
             of
             Shares Description                        Market Value
             ------ -----------                        ------------

                    Common Stocks:              95.63%

                    Banking:                    14.31%
             23,800 Banco De Santander ADR             $    347,956
              6,500 Bank America                            312,650
              9,600 Danske Bank AS                          348,960
              7,600 DBS Group Holdings ADR                  347,956
              3,500 HSBC Holdings ADR                       309,225
              2,400 National Bank Austria                   312,720
              5,800 Wachovia Corp.                          313,664
              4,800 Wells Fargo & Co.                       321,984
                                                       ------------
                                                          2,615,115
                                                       ------------

                    Beverages:                   3.59%
              7,550 Anheuser Busch Cos.                     344,204
              5,200 Pepsico Inc.                            312,208
                                                       ------------
                                                            656,412
                                                       ------------

                    Computer and Peripherals:    2.88%
             16,000 Cisco Systems, Inc.*                    312,480
              8,750 Dell Computer*                          213,587
                                                       ------------
                                                            526,067
                                                       ------------

                    Computer Software/Services:  3.67%
             13,700 Microsoft Corp.                         319,210
              6,700 SAP ADR                                 351,884
                                                       ------------
                                                            671,094
                                                       ------------

                    Drug And Medical:            6.97%
              7,300 Abbott Laboratories                     318,353
              4,500 Amgen, Inc.*                            293,535
              6,000 Johnson & Johnson                       359,520
             12,900 Pfizer Inc.                             302,763
                                                       ------------
                                                          1,274,171
                                                       ------------

                    Electronics/Equipment:       7.13%
              5,300 Canon Inc. ADR                          388,330
              4,050 Emerson Electric Co.                    339,430
              8,900 General Electric Corp.                  293,344
              6,000 Medtronic Inc.                          281,520
                                                       ------------
                                                          1,302,624
                                                       ------------

                             CSI Equity Portfolio

             Number
             of
             Shares Description                       Market Value
             ------ -----------                       ------------

                    Financial:                  5.03%
              5,100 American International            $    301,155
              7,000 1st Data Corp                          315,280
              5,200 State Street Corp                      302,068
                                                      ------------
                                                           918,503
                                                      ------------

                    Food:                       6.97%
              5,200 Diageo PLC ADR                         351,260
              4,000 Nestle S.A. ADR                        313,480
             10,000 Sysco Corp.                            305,600
              6,675 William Wrigley Jr. Company            302,778
                                                      ------------
                                                         1,273,118
                                                      ------------

                    Household:                  3.59%
              1,250 Kao Corporation ADR*                   327,500
              5,900 Proctor & Gamble                       328,040
                                                      ------------
                                                           655,540
                                                      ------------

                    Manufacturing:              5.33%
              7,300 Dupont EI                              303,680
              3,900 3M Co.                                 315,003
              5,600 United Technologies                    355,152
                                                      ------------
                                                           973,835
                                                      ------------

                    Materials:                  2.19%
              9,300 BHP Billiton LTD ADR                   400,551
                                                      ------------

                    Multi-media:                1.97%
             12,000 Walt Disney Co.                        360,000
                                                      ------------

                    Oil:                        7.02%
              3,400 BP PLC ADR                             236,674
              4,900 Conocophillips                         321,097
              6,200 Schlumberger Ltd.                      403,682
              4,900 Total Fina ADR                         321,048
                                                      ------------
                                                         1,282,501
                                                      ------------

                    Retail:                     8.39%
             10,000 Avon Products                          310,000
              8,300 Bed Bath & Beyond*                     275,311
              5,800 Costco Wholesale                       331,354
              8,400 Home Depot Inc.                        300,636
              6,600 Walmart                                317,922
                                                      ------------
                                                         1,535,223
                                                      ------------

                             CSI Equity Portfolio

               Number
               of
               Shares Description                   Market Value
               ------ -----------                   ------------

                      Semi-conductors:        1.51%
               15,000 Intel Corp.                   $    284,250
                                                    ------------

                      Telecommunications:     3.60%
               12,300 China Telecom Ltd Adr              351,903
                6,700 Hutchison Whampoa ADR              305,788
                                                    ------------
                                                         657,691
                                                    ------------

                      Transportation:         7.85%
                3,350 Fedex Corporation                  391,481
                5,700 Harley-Davidson                    312,873
                4,950 Johnson Controls Inc.              406,988
                3,100 Toyota Motor ADR                   324,229
                                                    ------------
                                                       1,435,571
                                                    ------------

                      Utilities:              3.65%
                9,500 EON AG ADR                         364,324
                7,300 FPL Group                          302,074
                                                    ------------
                                                         666,398
                                                    ------------

                      Total Investments:
                      (Cost: $14,542,874)    95.70% $ 17,488,664
                      Other assets, net       4.30%      785,926
                                            ------- ------------
                      Net Assets            100.00% $ 18,274,590
                                            ======= ============

* Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                             CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2006 (Unaudited)

Assets
Investments at value (identified cost of $14,542,874) (Note 1)                                 $17,488,664
Cash                                                                                               782,989
Dividends receivable                                                                                16,058
Interest receivable                                                                                  2,535
Prepaid expenses                                                                                     4,049
                                                                                               -----------
Total Assets                                                                                    18,294,295
                                                                                               -----------
Liabilities
  Payable for capital stock redeemed                                                                   362
  Accrued investment management fees                                                                 6,270
  Accrued professional fees                                                                          9,978
  Accrued expenses                                                                                   3,095
                                                                                               -----------
Total Liabilities                                                                                   19,705
                                                                                               -----------
Net Assets                                                                                     $18,274,590
                                                                                               ===========
Net Assets Consist of:
Paid-in-capital applicable to 1,268,697 no par value shares of beneficial interest outstanding $15,221,451
Undistributed net investment income                                                                106,122
Accumulated net realized gains on investments                                                        1,227
Net unrealized appreciation on investments                                                       2,945,790
                                                                                               -----------
Net Assets                                                                                     $18,274,590
                                                                                               ===========
Net Asset Value Per Share
 ($18,274,590/1,268,697 shares outstanding)                                                    $     14.40
                                                                                               ===========

See Notes to Financial Statements

                             CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

       Investment Income
       Income
        Dividends                                              $194,760
        Interest                                                 11,854
                                                               --------
        Total investment income                                 206,614
                                                               --------
       Expenses
        Investment advisory fees (Note 2)                        85,338
        Accounting fees (Note 2)                                  5,950
        Custody fees                                              2,599
        Administrative services (Note 2)                          8,534
        Transfer agent fees (Note 2)                              5,247
        Legal and audit fees                                      7,022
        Directors fees                                            5,524
        Chief Compliance Officer                                  2,895
        Shareholder services & reports                            4,959
        Miscellaneous                                             5,993
                                                               --------
        Total expenses                                          134,061
                                                               --------
        Management fee waivers and expenses reimbursed          (27,121)
                                                               --------
        Net expenses                                            106,940
                                                               --------
       Net investment income                                     99,674
                                                               --------
       Realized and Unrealized Gain (Loss) on Investments
        Net realized gain on investments                          1,225
        Net increase in unrealized appreciation on investments  679,556
                                                               --------
        Net realized and unrealized gain on investments         680,781
                                                               --------
        Increase in net assets from operations                 $780,455
                                                               ========

See Notes to Financial Statements

                             CSI Equity Portfolio

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                              Six Months ended
                                                               June 30, 2006      Year ended
                                                                (Unaudited)    December 31, 2005
                                                              ---------------- -----------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income                                          $    99,674       $    91,248
 Net realized gain on investments                                     1,225           312,482
 Change in unrealized appreciation on investments                   679,556           313,434
                                                                -----------       -----------
 Increase in net assets from operations                             780,455           717,164
                                                                -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                                   --           (84,837)
 Net realized gains                                                      --          (294,571)
                                                                -----------       -----------
 Decrease in net assets from distributions                               --          (379,408)
                                                                -----------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                      2,089,369         4,528,716
 Distributions reinvested                                                --           379,384
 Shares redeemed                                                   (326,837)         (605,912)
                                                                -----------       -----------
 Increase in net assets from capital share transactions           1,762,532         4,302,188
                                                                -----------       -----------
NET ASSETS
 Increase during year                                             2,542,987         4,639,944
 Beginning of year                                               15,731,603        11,091,659
                                                                -----------       -----------
End of year (including undistributed net investment income of
  $106,122 and $6,448, respectively)                            $18,274,590       $15,731,603
                                                                ===========       ===========

See Notes to Financial Statements

                             CSI Equity Portfolio

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                     Six Months Ended  Years Ended December 31,
                                      June 30, 2006   -------------------------     Period Ended
                                       (Unaudited)      2005     2004     2003   December 31, 2002*
                                     ---------------- -------  -------  -------  ------------------
Net asset value, beginning of period     $  13.74     $ 13.42  $ 12.36  $  9.93       $ 10.00
                                         --------     -------  -------  -------       -------
Investment activities
  Net investment income (loss)              14.40        0.08     0.05     0.03         (0.00)/1/
  Net realized and unrealized gain
   (loss) on investments                    (0.01)       0.58     1.27     2.47         (0.07)
                                         --------     -------  -------  -------       -------
Total from investment activities            14.39        0.66     1.32     2.50         (0.07)
                                         --------     -------  -------  -------       -------
Distributions
  Net investment income                        --       (0.08)   (0.08)   (0.02)           --
  Net realized gain                            --       (0.26)   (0.18)   (0.05)           --
                                         --------     -------  -------  -------       -------
Total distributions                            --       (0.34)   (0.26)   (0.07)           --
                                         --------     -------  -------  -------       -------
Net asset value, end of period           $  28.13     $ 13.74  $ 13.42  $ 12.36       $  9.93
                                         ========     =======  =======  =======       =======

Ratios/Supplemental Data
Total Return                              104.75%       4.90%   10.64%   25.22%        (0.70%)
                                         ========     =======  =======  =======       =======
Ratio to average net assets/(A)/
  Expenses/(B)/                             0.00%**     1.25%    1.25%    1.25%         1.25%**
  Net investment income (loss)              0.00%**     0.70%    0.67%    0.31%        (0.14%)**
Portfolio turnover rate                    12.33%      16.43%    8.91%   24.23%         1.29%
Net assets, end of period (000's)        $ 18,275     $15,732  $11,092  $ 8,042       $ 2,032

 * Commencement of operation was September 20, 2002.
** Annualized
/1/   Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.53% for the year ended December 31, 2005, 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio-net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

                             CSI Equity Portfolio

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

                             CSI Equity Portfolio

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 0.65% of the average daily net assets of the Fund. Administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to Commonwealth Shareholder Services, Inc. ("CSS) for an annual fee of 0.35% of the average daily net assets of the Fund. CSS received $8,534 for its services for the six months ended June 30, 2006.

The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through June 30, 2006. For the six months ended June 30, 2006, the Advisor waived fees of $27,121.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2006 was $217,323 and expires as follows:

                             Year Expiring  Amount
                             ------------- --------
                                 2006      $ 56,110
                                 2007        64,976
                                 2008        69,116
                                 2009        27,121
                                           --------
                                           $217,323
                                           ========

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $5,247 for its services for the six months ended June 30, 2006.

Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA received $5,950 for its services for the six months ended June 30, 2006.

Certain officers and/or an interested director of the Fund are also officers and/or directors of CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended June 30, 2006, were $1,755,873 and $3,284, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                             CSI Equity Portfolio

                                         Six Months Ended
                                          June 30, 2006      Year Ended
                                           (Unaudited)    December 31, 2005
                                         ----------------------------------
     Ordinary income distribution              $--            $ 84,837
     Long term capital gain distribution        --             294,571
                                               ---            --------
     Total distributions                       $--            $379,408
                                               ===            ========

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Post-October losses                       $  (18,019)
Accumulated realized gains on investments     18,021
Undistributed net investment income            6,448
Unrealized appreciation                    2,266,234
                                          ----------
                                          $2,272,684
                                          ==========

Under the current tax law, capital losses realized after October 31, prior to the Fund's fiscal year end, may be deferred as occurring on the first day of the following year.

    Cost for Federal Income tax purpose is $14,542,874 and net unrealized appreciation consists of:

Gross unrealized appreciation $3,364,534
Gross unrealized depreciation   (418,744)
                              ----------
Net unrealized appreciation   $2,945,790
                              ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

    Capital stock transactions for the fund were:

                             Six Months Ended
                              June 30, 2006           Year Ended
                               (Unaudited)        December 31, 2005
                           -------------------------------------------
                            Shares     Value     Shares      Value
                           -------------------------------------------
         Shares sold       146,533  $2,089,369   269,666  $ 3,427,907
         Shares reinvested      --          --    15,355      206,066
         Shares redeemed   (22,916)   (326,837) (109,043)  (1,384,552)
                           -------  ----------  --------  -----------
         Net increase      123,617  $1,762,532   175,978  $ 2,249,421
                           =======  ==========  ========  ===========

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

                             CSI Equity Portfolio

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             CSI Equity Portfolio

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Term:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (800) 527-9525, Toll Free or visit our website at www.theworldfunds.com.




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ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable when filing a semi-annual report to shareholders.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: September 8, 2006